SENIOR NOTES AND LOANS (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Dec. 31, 2011	Nov. 02, 2011	Mar. 02, 2011	Dec. 31, 2010	Jun. 02, 2010
Long Term Debt By Components Alternative [Abstract]
Credit facilities	$ 0			$ 0
Senior notes	9,317			4,101
Loans, mainly from banks	2,062			671
Debentures	15			28
Total long-term debt	11,394			4,800
Current Portion Long Term Debt	(1,158)			(690)
Notes and Loans, Noncurrent, Total	10,236			4,110
Maturities Of Long Term Debt [Abstract]
2013	1,829
2014	2,460
2015	1,525
2016	1,495
2017 and thereafter	2,892
Senior Notes Additional Information [Abstract]
Original principal amount of debt instrument	5,750	5,000	750		2,500
Fair Value Of The Interest Rate Swap Transactions Terminated	35
Redemption principal amount of convertible senior debentures	$ 500